Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes of obligations under capitalized leases - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liability
Balance as of December 31	$ 115,017	$ 146,013
Liabilities for new lease agreements	8,283	5,768
Interest expenses	1,978	2,532
Payments of capital and interests	(30,585)	(28,705)
Remeasurement	(206)	(1,644)
Derecognized contracts	(5,524)	(12,337)
Others	6,707	3,390
Ending balance	$ 95,670	$ 115,017